Property and Equipment, Net (Tables)	3 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	March 31, 2022	December 31, 2021
Computer equipment	$20,686	$20,571
Software and voice recordings	8,912	8,687
Leasehold improvements	3,826	3,567
Furniture and fixtures	741	729
Total, at cost	34,165	33,554
Less: accumulated depreciation and amortization	(28,691)	(27,399)
Total property and equipment, net	$5,474	$6,155